Other Real Estate Owned	9 Months Ended	12 Months Ended
	Sep. 30, 2017	Dec. 31, 2016
Banking And Thrift [Abstract]
Other Real Estate Owned

Note 8—Other Real Estate Owned

The following table presents the change in other real estate owned (“OREO”) for the nine months ended September 30, 2017 and 2016.

	Nine Months Ended September 30,
	2017	2016
Beginning balance	$16,570	$26,715
Net additions to OREO	5,701	3,721
Proceeds from the sales of OREO	(9,583)	(15,392)
Net gains on sales of OREO	1,538	1,134
Valuation adjustments	(367)	(904)
Ending balance	$13,859	$15,274

The recorded investment in residential mortgage loans secured by residential real estate properties (including purchased credit-impaired loans) for which foreclosure proceedings are in process totaled $2.0 million and $2.7 million at September 30, 2017 and December 31, 2016, respectively.

Note 8—Other Real Estate Owned

        The following table presents the change in other real estate owned ("OREO") for the years ended December 31, 2016 and 2015.

	2016	2015
Beginning balance	$26,715	$56,181
Acquisition of OREO through business combination	1,525	—
Net additions to other real estate owned	6,672	13,793
Dispositions of OREO	(17,389)	(33,994)
Valuation adjustments	(953)	(9,265)

Ending balance	$16,570	$26,715